FINANCIAL RISK MANAGEMENT - Net Income and Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	$ 231.9	$ 150.0
Other comprehensive income (loss)	257.0	(13.2)
USD | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	0.5	(5.6)
Other comprehensive income (loss)	(10.9)	(8.0)
€ | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	0.6	(2.1)
Other comprehensive income (loss)	(5.0)	(0.7)
GBP | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	0.2	0.0
Other comprehensive income (loss)	$ (0.1)	$ 0.1